SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
15	SHARE-BASED COMPENSATION

Share-based Compensation Plan A - for options granted from2007 up to March 2013

In May 2007, the Board of Directors approved a share incentive plan, in which the Group may grant either restricted stock units ("RSU") or options to purchase the Company's ordinary shares. A maximum of 8,000,000 stock options or RSU were granted to the directors of the Company and senior officers of the Group to subscribe to 48,000,000 shares of the Company. The share based awards granted under this plan have a requisite service period of four years. The Board of Directors also has the right to terminate any unvested share based awards.

The share based awards vest over four years and expire six years from grant date. For some of the employees, twenty-five percent of the share based awards vest on each of the four years following the grant date.  For the other employees, fifteen, twenty, thirty and thirty five percent, respectively, will vest on each of the four years following the grant date.

On February 26, 2009, the Board of Directors modified the share incentive plan to reduce the option exercise price from $3.30 to $1.40 and extended the first vesting period to May 21, 2010 for all granted options and as a result extended the vesting period to 5 years from grant date and contractual maturity to 7 years from grant date. The incremental increase in the fair value of the options as a result of the modification of approximately $2,614 is amortized over the remaining vesting period.

In May 2011, the Board of Directors approved and granted a further 1,400,000 stock options or RSU to the senior officers and key employees of the Company to subscribe to 8,400,000 shares of the Company under the share incentive plan.

In addition to options granted during the years ended December 31, 2009, 2010 and 2011, RSU were also granted to the senior officers and key employees of the Company since May 2011.

 In July 2010, the Group revised its estimate of the number of options that are expected to ultimately vest. The number of stock options granted expected to vest has been reduced to reflect historical experience of forfeiture of 5% to 10% of options granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

In July 2011, the Group further revised its estimate of the number of options that are expected to ultimately vest. The number of share-based awards granted expected to vest has been reduced to reflect historical experience of forfeiture of 10% to 15% of share-based awards granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

For the year ended December 31, 2012, forfeiture rate for share-based awards granted expected to vest has remained stable at 15%.

In August 2013, the management further revised its estimate of the number of options that are expected to ultimately vest. The number of share-based awards granted expected to vest has been reduced to reflect historical experience of forfeiture rate of 15% to 11% of share-based awards granted prior to completion of vesting period and accordingly the share-based compensation expense has been adjusted.

Share-based Compensation Plan B - for options granted since April 2013

On April 1, 2013, the Board of Directors approved another share incentive plan, which the Group may grant either RSU or options to purchase the Company's ordinary shares. A maximum of 2,000,000 stocks options or RSU were granted to the directors of the Company and senior officers of the Group to subscribe to 12,000,000 shares of the Company. The share based awards granted under this plan, were under both service condition and performance condition for vesting. Under this incentive plan, the Board of Directors granted 280,000 stock options to subscribe 1,680,000 shares of the Company and 1,217,600 RSU to subscribe 7,305,600 shares (collectively referred as "Shares"). The option exercise price was $2.58. In addition to providing the required service, the employee's ability to earn the award was conditioned on the Group's ability in attaining specified performance targets. Details of the performance conditions were noted below:

1)	When the 4-quarter gross profit reaches or exceeds $31.5 million ("Milestone One") for the first time, then 20% of the Shares subject to the share incentive plan shall be vested and 20% of the Shares subject to the share incentive plan shall vest 1 year after.

2)	After meeting Milestone One, when the 4-quarter gross profit reaches or exceeds $44.5 million ("Milestone Two") for the first time, then an additional 15% of the Shares subject to the share incentive plan shall be vested and an additional fifteen percent 15% of the Shares subject to the share incentive plan shall vest 1 year after.

3)	After meeting Milestone One and Milestone Two, when the 4-quarter gross profit reaches or exceeds $55.5 million ("Milestone Three") for the first time, then an additional 15% of the Shares subject to the share incentive plan shall be vested and an additional 15% of the Shares subject to the share incentive plan shall vest 1 year after.

No share-based compensation was accrued as the probability that these performance conditions will be achieved was remote as at December 31, 2013.

The fair value of each share-based award is estimated at grant date during 2013 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2012	2013

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years
Expected volatility (3)	39.97%-42.04%	39.17%-42.04%
Dividend yield (4)	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

Stock options

A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2011	7,356,249	$1.40	$1.01
Exercised	(1,635,252)	$1.40	$1.01
Forfeited	(751,425)	$1.40	$1.01
Expired	(91,475)	$1.40	$1.01
Outstanding at December 31, 2012	4,878,097	$1.40	$1.01
Granted on April 1, 2013	280,000	$2.58	$0.05
Exercised	(2,172,103)	$1.40	$1.21
Forfeited	(68,005)	$1.40	$1.12
Expired	(21,650)	$1.40	$1.27
Outstanding at December 31, 2013	2,896,339	$1.51	$0.77

The following table summarizes information with respect to stock options outstanding at December 31, 2012 and 2013:

Options exercisable
	Options outstanding as of December 31, 2012				as of December 31, 2012
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	4,878,097	5 years	$1.40	$17,957	2,839,857	$1.40	$2,507

Options exercisable
	Options outstanding as of December 31, 2013				as of December 31, 2013
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	2,896,339	5 years	$1.51	$22,301	2,839,857	$1.40	$2,154

As at December 31, 2013, there was $2 (2012: $204) of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over a weighted-average period of 2 years (2012: 3 years) on a straight-line basis.

RSU

The fair value of each RSU is estimated based on the market price at granted date. RSU were first grant to the directors of the Company and senior management of the Group since May 2011. A summary of RSU activity is as follows:

For the year ended
December 31, 2012
Number
of options

Outstanding at December 31, 2011	234,000
Granted on January 17, 2012	100,000
Granted on May 8, 2012	313,250
Exercised	(31,500)
Forfeited	(34,100)
Outstanding at December 31, 2012	581,650
Granted on April 1, 2013	1,217,600
Exercised	(173,350)
Forfeited	(6,300)
Outstanding at December 31, 2013	1,574,000

As at December 31, 2013, there was $19 (2012: 190) of unrecognized compensation expenses related to non-vested RSU that are expected to be recognized over a weighted-average period of 1 year (2012: 2 years) on a straight-line basis.

As at December 31, 2013, 6,929,661 (2012: 3,940,253) options to purchase ordinary shares or RSU were available for future grant.